COMMERCIAL PARTNERS AND AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
COMMERCIAL PARTNERS AND AGREEMENTS
COMMERCIAL PARTNERS AND AGREEMENTS

Note 9—COMMERCIAL PARTNERS AND AGREEMENTS

  Novo Nordisk Development and License Agreement

        In January 2011, the Company entered into an agreement, or the Novo Agreement, with Novo Nordisk A/S, or Novo, pursuant to which it granted non-exclusive rights to Novo under certain of its patents and know-how to develop, manufacture and commercialize formulations of a Novo proprietary drug using the Company's DepoFoam drug delivery technology. Under the Novo Agreement, the Company agreed to undertake specified development and technology transfer activities and to manufacture pre-clinical and certain clinical supplies of such DepoFoam formulated Novo product until the completion of such technology transfer activities. Novo is obligated to pay for all costs incurred by the Company in conducting such development, manufacturing and technology transfer activities. The Company received an upfront license fee of $1.5 million from Novo, which is being recognized on a straight-line basis over the estimated contract term as collaborative licensing and development revenue. The Company is also entitled to receive single-digit royalties on sales of such Novo product if approved for commercialization. In addition, the Company is entitled to receive up to $24.0 million in milestone payments based on achievement of specified development events, and up to an additional $20.0 million in milestone payments based on sales of such Novo product exceeding specified amounts. The term of the Novo Agreement shall expire, on a country-by-country basis, upon the later of the date of expiration of all payment obligations under the Novo Agreement or twelve years following the first commercial sale of such Novo product. The Novo Agreement is subject to earlier termination under certain circumstances.

16. COMMERCIAL PARTNERS AND AGREEMENTS

  Sigma -Tau

        In December 2002, the Company entered into a supply and distribution agreement with Enzon Pharmaceuticals Inc. regarding the sale of DepoCyt. Pursuant to the agreement, Enzon was appointed the exclusive distributor of DepoCyt in the United States and Canada. In January 2010, Sigma-Tau Pharmaceuticals, Inc., or Sigma-Tau, acquired the rights to sell DepoCyt from Enzon Pharmaceuticals for the United States and Canada. Under the supply and distribution agreement, the Company supplies unlabeled DepoCyt vials to Sigma-Tau for finished packaging by Sigma-Tau. Under these agreements, the Company receives a fixed payment for manufacturing the vials of DepoCyt and a double-digit royalty on sales by Sigma-Tau in the United States and Canada.

  Mundipharma International Holdings Limited

        In June 2003, the Company entered into an agreement granting Mundipharma International Holdings Limited, or Mundipharma, exclusive marketing and distribution rights to DepoCyte in the European Union and certain other European countries. Under the agreement, as amended, and a separate supply agreement, the Company receives a fixed payment for manufacturing the vials of DepoCyte and a double-digit royalty on sales in the applicable territories by Mundipharma.

  EKR Therapeutics Inc.

        In August 2007, the Company entered into a licensing, distribution and marketing agreement with EKR Therapeutics, Inc., or EKR, granting them exclusive distribution rights to DepoDur in North America, South America and Central America. Under this agreement, as amended, the Company was entitled to receive non-refundable license fees of $5.0 million paid upon execution of the agreement in August 2007, $5.0 million paid at the end of 2008, and $5.0 million paid at the end of 2009. As noted above, the Company recognizes revenue from up-front license fees ratably over the performance period as determined under the agreement. The Company capitalized the up-front license fees into a deferred revenue liability, and amortizes the deferred revenue over a period of 15 years, which represents the contract period. Further, under the agreement, as amended, the Company receives a fixed payment for manufacturing the vials of DepoDur and a double-digit royalty on sales in the applicable territories by EKR.

  Flynn Pharmaceuticals Limited

        In September 2007, the Company entered into a marketing agreement with Flynn Pharma Limited, or Flynn, granting them exclusive distribution rights to DepoDur in the European Union, certain other European countries, South Africa and the Middle East. Under this agreement and a separate supply agreement with Flynn, the Company provides or procures DepoDur manufacturing supply of finished product for sale in the territories licensed by Flynn, and receives a fixed payment for manufacturing the vials of DepoDur and a double-digit royalty on sales in the applicable territories by Flynn.

  Amylin Pharmaceuticals Inc.

        In March 2008, the Company entered into a development and licensing agreement with Amylin Pharmaceuticals, Inc., or Amylin. Under the development and licensing agreement, the Company provides Amylin with access to its proprietary DepoFoam drug delivery technology to conduct research, feasibility and formulation work, and for the manufacturing of pre-clinical and clinical material for various Amylin products. The Company is entitled to payments from Amylin for its work on the formulation and development of compounds with the DepoFoam technology, its achievement of certain clinical development milestones, its achievement of certain worldwide sales and a tiered royalty based upon sales. In April 2008, the Company received a non-refundable up-front license fee of $8.0 million from Amylin. As noted above, the Company recognizes revenue from up-front license fees ratably over the performance period as determined under the agreement. The Company capitalized the up front license fee into a deferred revenue liability, and amortizes the deferred revenue over a period of approximately nine years. The development and licensing agreement with Amylin remains effective, however, neither party is currently performing any activities under the agreement.

  Feasibility Study Agreements with Third Parties

        In the ordinary course of its business activities, the Company enters into feasibility study agreements with third parties who desire access to its proprietary DepoFoam extended release drug delivery technology to conduct research, feasibility and formulation work. Under these agreements, the Company is compensated to perform feasibility testing on a third party product to determine the likelihood of developing a successful formulation of that product using its proprietary DepoFoam extended release drug delivery technology. If successful in the feasibility stage, these programs can advance to a full development contract.